Accounts Payable and Accrued Liabilities (Tables)	6 Months Ended
Sep. 30, 2024
Trade and other current payables [abstract]
Schedule of accounts payable and accrued liabilities [Table Text Block]
	September 30, 2024	March 31, 2024
Accounts payable	$16,677	$7,466
Accrued liabilities	1,752	1,878
Holdback payable (Note 4)	500	500
Other payable	873	760
Total	$19,802	$10,604